CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,979,923	$ 866,035	$ 379,336
Restricted cash	1,837,934
Accounts receivable, net of allowance	10,965,825	3,708,012	1,297,103
Note receivable	290,000	294,755	11,614
Current portion of deferred financing costs	481,104	33,541
Prepaid expense and other current assets	394,548	111,147	55,515
Total current assets	15,949,334	5,013,490	1,743,568
Property and equipment, net of accumulated depreciation	9,864,130	2,076,512	537,881
Note receivable, net of current portion			3,722
Deposits	257,723	33,960
Deferred financing costs, net of current portion	862,419	19,949
Intangible assets, net of accumulated amortization	2,922,149	227,000
Deferred tax asset	5,639,233
Goodwill	4,780,577	2,852,107	1,897,380
Assets under capital lease, net	4,903,578
Total assets	45,179,143	10,223,018	4,182,551
Current liabilities:
Accounts payable	4,947,380	3,421,153	364,974
Accounts payable and other liabilities, related parties	2,704,628	158,000	340,248
Accrued expenses and other liabilities	1,875,360	703,302	323,417
Line of credit		2,678,992
Secured borrowings	5,773,601
Current portion of notes payable - related parties	515,000	545,926	520,200
Current portion of secured notes payable	1,405,455	85,000	896,074
Current portion of capital lease obligation	1,447,793
Current portion of unsecured notes payable	15,553
Total current liabilities	18,684,770	7,592,373	2,444,913
Long term liabilities:
Note payable	10,658,228	1,158,855
Notes payable - related party net of current portion	199,708	585,958	866,667
Capital lease obligation, net of current portion	2,860,499
Notes payable - unsecured	1,000,000	1,000,000
Notes payable - secured	9,658,228	158,855
Total liabilities	32,403,205	9,337,186	3,311,580
Commitments and contingencies
Stockholders' equity
Preferred stock, $.001 par value, 10,000,000 shares authorized	3,279,576
Common stock, $.001 par value, 250,000,000 shares authorized	53,141	48,424	43,317
Additional paid-in-capital	32,643,814	28,121,023	26,913,135
Accumulated deficit	(23,200,593)	(27,283,615)	(26,085,481)
Total stockholders' equity	12,775,938	885,832	870,971
Total liabilities and stockholders' equity	$ 45,179,143	$ 10,223,018	$ 4,182,551